Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Declaration of Distributions [Abstract]
Declaration of Distributions
Declaration of Distributions
During the quarter ended September 30, 2014, the Company paid distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock (equivalent to an annual distribution rate of 6.75% assuming the share was purchased for $10.28 or an annual distribution rate of 6.94% assuming the shares were purchased for $10.00) payable to stockholders of record at the close of business on each day during the period from January 1, 2014 through September 30, 2014.  Such distributions were paid on a monthly basis, on the first day of the month, for the month then-ended.
On September 17, 2014, the Company’s board of directors declared distributions in the amount of $0.001901096 per day per share on the outstanding shares of common stock (equivalent to an annual distribution rate of 6.75% assuming the share was purchased for $10.28 or an annual distribution rate of 6.94% assuming the shares were purchased for $10.00) payable to stockholders of record at the close of business on each day during the period from October 1, 2014 through December 31, 2014. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.

Declaration of Distributions
On September 11, 2013, the Company’s board of directors declared distributions in the amount of $0.00190110 per day per share on the outstanding shares of common stock (equivalent to an annual distribution rate of 6.75% assuming the share was purchased for $10.28 or an annual distribution rate of 6.94% assuming the shares were purchased for $10.00) payable to stockholders of record at the close of business on each day during the period from October 1, 2013 through December 31, 2013. Such distributions payable to each stockholder of record during a month will be paid on such date of the following month as the Company’s Chief Executive Officer may determine.